Shareholder Report, Holdings (Details)	Feb. 28, 2025
SoFi Next 500 ETF | Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SoFi Next 500 ETF | Dynatrace, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SoFi Next 500 ETF | Blue Owl Capital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SoFi Next 500 ETF | Interactive Brokers Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SoFi Next 500 ETF | Nutanix, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SoFi Next 500 ETF | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SoFi Next 500 ETF | Pure Storage, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SoFi Next 500 ETF | TKO Group Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SoFi Next 500 ETF | NRG Energy, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SoFi Next 500 ETF | Molson Coors Brewing Co. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SoFi Next 500 ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
SoFi Next 500 ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
SoFi Next 500 ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
SoFi Next 500 ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
SoFi Next 500 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
SoFi Next 500 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SoFi Next 500 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SoFi Next 500 ETF | Utilities [Members]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SoFi Next 500 ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SoFi Next 500 ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SoFi Social 50 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
SoFi Social 50 ETF | Tesla, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SoFi Social 50 ETF | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SoFi Social 50 ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SoFi Social 50 ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SoFi Social 50 ETF | Microsoft Corp.Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SoFi Social 50 ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SoFi Social 50 ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SoFi Social 50 ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SoFi Social 50 ETF | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SoFi Social 50 ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SoFi Social 50 ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SoFi Social 50 ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SoFi Social 50 ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
SoFi Social 50 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
SoFi Social 50 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
SoFi Social 50 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SoFi Social 50 ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SoFi Enhanced Yield ETF | United States Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
SoFi Enhanced Yield ETF | United States Treasury Bill - 4.17%, 11/28/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
SoFi Enhanced Yield ETF | United States Treasury Note/Bond - 3.88%, 03/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SoFi Enhanced Yield ETF | United States Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
SoFi Enhanced Yield ETF | United States Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SoFi Enhanced Yield ETF | United States Treasury Bill - 4.18%, 05/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SoFi Enhanced Yield ETF | United States Treasury Bill - 4.24%, 03/11/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,200.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
SoFi Enhanced Yield ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
SoFi Enhanced Yield ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	63.10%
SoFi Enhanced Yield ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
SoFi Enhanced Yield ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
SoFi Enhanced Yield ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
SoFi Enhanced Yield ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(10.30%)
SoFi Select 500 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
SoFi Select 500 ETF | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SoFi Select 500 ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SoFi Select 500 ETF | Microsoft Corp.Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SoFi Select 500 ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SoFi Select 500 ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SoFi Select 500 ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SoFi Select 500 ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SoFi Select 500 ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SoFi Select 500 ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SoFi Select 500 ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
SoFi Select 500 ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
SoFi Select 500 ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SoFi Select 500 ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SoFi Select 500 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
SoFi Select 500 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
SoFi Select 500 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SoFi Select 500 ETF | Utilities [Members]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SoFi Select 500 ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SoFi Select 500 ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%